Derivative Instruments - Effect of Gains (Losses) on Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	$ (55,627)	$ (53,771)	$ (50,253)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	29,278	(105,973)	(5,413)
Total realized and unrealized losses on non-designated derivative instruments	(26,349)	(159,744)	(55,666)
Interest Rate Swap [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(58,596)	(58,475)	(49,224)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	26,100	(100,306)	(10,408)
Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	2,969	4,704	(1,029)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ 3,178	$ (5,667)	$ 4,995